Stockholders' Equity (Details 2) - USD ($)		3 Months Ended	12 Months Ended
		Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at beginning		397,712	344,778	247,674
Exercisable at beginning		238,954	187,583	147,209
Granted		10,000	82,550	109,483
Exercised				(5,416)
Cancelled or forfeited		(3,000)	(29,616)	(6,963)
Outstanding at ending		404,710	397,712	344,778
Exercisable at ending			238,954	187,583
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding at beginning		$ 36.60	$ 40.80	$ 44.10
Exercisable at beginning		42.30	46.80	50.40
Granted		9.30	24.60	32.70
Exercised				26.40
Cancelled or forfeited		32.40	44.40	42.60
Outstanding at ending		$ 36.00	36.60	40.80
Exercisable at ending			$ 42.30	$ 46.80
Share-based Compensation Arrangement by Share-based Payment Award, Options, Intrinsic Value [Abstract]
Outstanding at beginning	[1]		$ 4,800	$ 1,493,368
Exercisable at beginning	[1]		600	566,589
Outstanding at ending	[1]			4,800
Exercisable at ending	[1]			$ 600
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding at beginning			$ 24.00	$ 26.40
Exercisable at beginning			30.00	26.40
Granted			22.20	24.00
Exercised				26.40
Cancelled or forfeited			24.00	26.40
Outstanding at ending				24.00
Exercisable at ending				30.00
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding at beginning			289.20	289.20
Exercisable at beginning			289.20	289.20
Granted			31.80	43.80
Exercised				26.40
Cancelled or forfeited			$ 96.00	289.20
Outstanding at ending				289.20
Exercisable at ending				$ 289.20

[1]	Intrinsic value is calculated as the estimated fair value of the Company's stock at the end of the related period less the option exercise price of in-the-money options.